DEBT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Notes Payable - Financing Agreements

The Company’s notes payable relating to financing agreements classified as current liabilities consist of the following as of:

	December 31, 2019		December 31, 2018
Notes Payable	Principal	Interest	Principal	Interest
Third Party - Insurance Note 1	$28,500	7.31%	$25,066	9.29%
Third Party - Insurance Note 2	—	6.36%	8,501	10.25%
Third Party - Insurance Note 3	13,799	—	14,763	10.75%
Total	$42,299		$48,330

Schedule of Future Minimum Lease Payments Under Finance Lease

At December 31, 2019, future minimum lease payments due under Finance Lease is as follows:

As of December 31,	Amount
2020	$59,558
2021	59,558
2022	39,705
Total minimum financial lease payments	$158,821
Less: interest	(24,723)
Total lease liability at December 31, 2019	$134,098
Less: current portion of Finance Lease	(45,072)
Long Term portion of Finance Lease	$89,026

Schedule of Notes Payable - Financing Agreements

The Company’s notes payable relating to financing agreements classified as current liabilities consist of the following as of:

	June 30, 2020		December 31, 2019
Notes Payable	Principal	Interest	Principal	Interest
Third Party - Insurance Note 1	$8,662	7.31%	$28,500	7.31%
Third Party - Insurance Note 2	41,282	5.26%	—	6.36%
Third Party - Insurance Note 3	1,656	—	13,799	—
Third Party - Insurance Note 4	124,196	—	—	6.36%
Total	$175,796		$42,299

Accounts receivable were as follows at December 31, 2019 and 2018:

	2019	2018
Accounts receivable	$2,757,013	$1,538,793
Allowance for doubtful accounts	(145,405)	—
	$2,611,608	$1,538,793

Schedule of Notes Payable - Finance Lease

At June 30, 2020, future minimum lease payments due under Finance Lease is as follows:

As of December 31,	Amount
2020	$53,331
2021	106,588
2022	86,735
2023	23,515
Total minimum financial lease payments	$270,169
Less: interest	(36,220)
Total lease liability at June 30, 2020	$233,949
Less: current portion of Finance Lease	(84,635)
Long Term portion of Finance Lease	$149,314

Schedule of Notes Payable - Related Parties

Notes Payable – Related Parties

	June 30, 2020		December 31, 2019
Payable To	Principal	Interest	Principal	Interest

Related party	$—	3%	$267,000	3%
Related party	—	3%	733,000	3%
Total	—		1,000,000
Less unamortized discounts	—		(94,627)
Total, net	$—		$905,373

Notes Payable – Related Parties

	December 31, 2019		December 31, 2018
Payable To	Principal	Interest	Principal	Interest*

Related party	$267,000	3%	$—	—
Related party	733,000	3%	—	—
Total	1,000,000		—
Less unamortized discounts	(94,627)		—
Total, net	$905,373		$—

Schedule of Notes Payable

The Company’s notes payable relating to financing agreements classified as current liabilities consist of the following as of:

	December 31, 2019		December 31, 2018
Notes Payable	Principal	Interest	Principal	Interest
Third Party - Insurance Note 1	$28,500	7.31%	$25,066	9.29%
Third Party - Insurance Note 2	—	6.36%	8,501	10.25%
Third Party - Insurance Note 3	13,799	—	14,763	10.75%
Total	$42,299		$48,330

Schedule of Notes Payable - SBA Loan

	June 30, 2020		December 31, 2019
Payable To	Principal	Interest	Principal	Interest*

SBA loan	$1,410,270	1%	$—
Total	1,410,270		—
Less current portion	(627,465)		—
Long term portion	$782,805		$—